Cover	Jan. 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 19, 2022
File Number	333-213009
Registrant Name	CANNABIS SUISSE CORP.
Entity Central Index Key	0001680132
Tax Identification Number	38-3993849
Incorporation State Country Code	NV
Address Line1	6607 Clara St #270
Address City Or Town	Bell Garden
Address State Or Province	CA
Address Postal Zip Code	90201
CityAreaCode	502
LocalPhoneNumber	2082098
Written Communications	false
Soliciting Material	false
Pre-Commencement Tender Offer	false
Pre-Commencement Issuer Tender Offer	false
Emerging Growth Company	true
Ex Transition Period	false